Taxation on ordinary activities	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Taxation on ordinary activities	10 Taxation on ordinary activities
(a) Summary of taxation on ordinary activities

	2025 £m	2024 £m	2023 £m
UK corporation tax	17	24	32
Comprising:
– current year tax expense	15	15	20
– adjustments in respect of prior periods	2	9	12
Overseas tax	2,059	2,679	2,779
Comprising:
– current year tax expense	2,355	2,571	2,804
– adjustments in respect of prior periods	(296)	108	(25)
Current tax	2,076	2,703	2,811
Pillar Two income tax (note 10(h))	82	79	—
Total current tax	2,158	2,782	2,811
Deferred tax	(64)	(2,425)	(5,683)
Comprising:
– deferred tax relating to origination and reversal of temporary differences	138	(2,176)	(5,577)
– deferred tax relating to changes in tax rates	(202)	(249)	(106)
	2,094	357	(2,872)
(b) Franked Investment Income Group Litigation Order
The Group is the principal test claimant in an action in the United Kingdom against HM Revenue and Customs (HMRC) in the Franked Investment Income
Group Litigation Order (FII GLO). There were 14 corporate groups in the FII GLO as at 31 December 2025. The case concerns the treatment for UK corporate tax purposes of profits earned overseas and distributed to the UK.
The original claim was filed in 2003. The trial of the claim was split broadly into issues of liability and quantification. The main liability issues were heard by the High Court, Court of Appeal and Supreme Court in the UK and the European Court of Justice in the period to November 2012. The detailed technical issues of the quantification mechanics of the claim were heard by the High Court during May and June 2014 and the judgment handed down on 18 December
2014. The High Court determined that in respect of issues concerning the calculation of unlawfully charged corporation tax and advance corporation tax, the law of restitution including the defence on change of position and questions concerning the calculation of overpaid interest, the approach of the Group was broadly preferred. The conclusion reached by the High Court would, if upheld, produce an estimated receivable of £1.2 billion for the Group. Appeals on a majority of the issues were made to the Court of Appeal, which heard the arguments in June 2016. The Court of Appeal determined in November 2016 on the majority of issues that the conclusion reached by the High Court should be upheld. The Supreme Court gave permission for a number of issues to be appealed in two separate hearings. The first, in February 2020, concerned the time limit for bringing claims. In its application for permission HMRC sought to reverse established House of Lords’ authorities on which those earlier judgments were based. They were granted permission to do so by the Supreme
Court who divided the appeal into two hearings, the first on the issue of time limits and the second on the issue of interest and related topics. In November
2020, the Supreme Court handed down its judgment on the first stage of that appeal. The Supreme Court agreed to overturn its existing case law partially but introduced a new test for determining whether claims of this type are in time. The case was then remitted to the High Court to apply that new test to the facts.
The judgment from the second hearing was handed down in July 2021. Applying that judgment reduces the value of BAT's FII claim to approximately
£0.3 billion, mainly as the result of the application of simple interest and the limitation to claims for advance corporation tax offset against lawful corporation tax charges, which is subject to the determination of the remitted timing issue by the High Court and any subsequent appeal. BAT’s claim currently comprises interest of £0.2 billion and tax of £0.1 billion. The High Court hearing on time limits was heard in late November 2023 with judgment handed down in February 2024. The High Court determined that claims should have been filed within 6 years of June 2000 meaning that BAT’s claims are in time.
HMRC appealed the judgment, and the appeal was heard in the Court of Appeal in May 2025. The Court of Appeal handed down its judgment in October
2025 and dismissed HMRC’s appeal against the High Court’s judgment preserving the claims BAT made on a timely basis. HMRC sought permission from the Court of Appeal to appeal the  limitation and a computational issue to the Supreme Court. The Court of Appeal refused permission to appeal on both issues after which HMRC sought permission to appeal directly from the Supreme Court. Whilst in January 2026 the Supreme Court refused permission to hear HMRC’s appeal on limitation, they are still considering HMRC's further application on the computational issue which could impact BAT’s claim.
During 2015, HMRC paid to the Group a gross amount of £1,224 million in two separate payments. The payments made by HMRC have been made without any admission of liability and are subject to refund were HMRC to succeed on appeal. The second payment in November 2015 followed the introduction of a new 45% tax on the interest component of restitution claims against HMRC. HMRC held back £261 million from the second payment contending that it represents the new 45% tax on that payment, leading to total cash received by the Group of £963 million. Actions challenging the legality of the withholding of the 45% tax have been lodged by the Group. The First Tier Tribunal found in favour of HMRC in July 2017 and the Group’s appeal to the Upper Tribunal was heard in July 2018. In February 2025, the Group reached agreement with HMRC that the 45% tax should not apply to the reduced value of Group’s claim (£0.3 billion as mentioned above). This does not impact the repayment agreement referred to below, with the legal challenge on this issue now concluded.
Due to the uncertainty of the amounts and eventual outcome, the Group has not recognised any impact in the Income Statement in the current or prior period. The receipt, net of the deduction by HMRC, is held within trade and other payables as disclosed in note 25. Any future recognition as income will be treated as an adjusting item, due to the size of the amount, with interest of £30 million for the 12 months to 31 December 2025 (2024: £61 million; 2023: £60 million) accruing on the balance, which was also treated as an adjusting item.
The Group made interim repayments to HMRC of £479 million in 2025, following the agreement with HMRC to repay £0.8 billion (being the difference between the amounts received plus accrued interest and the amount determined in the July 2021 judgment (£0.3 billion)). The Group had previously made annual payments of £50 million in 2024, 2023 and 2022.
The schedule for the remaining repayments is:
–£222 million in 2026; and
–£41 million in 2027.
(c) Factors affecting the taxation charge
The taxation charge differs from the standard rate of corporation tax in the UK of 25.0% for 2025, 25.0% for 2024 and 23.5% for 2023. The major causes of this difference are listed below:

	2025		2024		2023
	£m	%	£m	%	£m	%
Profit/(loss) before tax	9,859		3,538		(17,061)
Less: share of post-tax results of associates and joint ventures (see note 9)	(1,681)		(1,900)		(585)
	8,178		1,638		(17,646)
Tax at 25% (2024: 25.0%; 2023: 23.5%) on the above	2,044	25.0	410	25.0	(4,147)	23.5
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	(109)	(1.3)	395	24.1	619	(3.5)
Other national tax charges	248	3.0	277	16.9	310	(1.8)
Pillar Two income taxes	82	1.0	79	4.8	—	—
Permanent differences	(127)	(1.6)	(71)	(4.3)	845	(4.8)
Overseas withholding taxes	182	2.2	168	10.3	179	(1.0)
Double taxation relief on UK profits	(38)	(0.5)	(30)	(1.8)	(46)	0.3
Unutilised/(utilised) tax losses	(29)	(0.4)	33	2.0	(15)	0.1
Adjustments in respect of prior periods	(294)	(3.5)	117	7.1	(13)	0.1
Deferred tax relating to changes in tax rates	(202)	(2.5)	(249)	(15.2)	(106)	0.6
Additional net deferred tax charges/(credits)	337	4.2	(772)	(47.1)	(498)	2.8
	2,094	25.6	357	21.8	(2,872)	16.3
Additional net deferred tax charges and adjustment in respect of prior periods reflect the adjustments arising from the upfront cash payment in relation to the
Approved Plans in Canada described further in notes 24 and 31.
Additional net deferred tax credits in 2024 mainly reflect the Canadian provincial tax consequences of the Proposed Plans in Canada, described further in notes 24 and 31.
The Group's reported 2023 tax rate is significantly impacted by the impairment of intangible assets as described in note 12.
–Permanent differences in 2023 consist mainly of the tax impact of the goodwill impairment (for which no tax relief is available).
–Additional net deferred tax (credits)/charges in 2023 consist mainly of the U.S. state deferred tax impact of the trademark impairment (please see further in note 16).
(d) Adjusting items included in taxation
In 2025, adjusting items in taxation included a net credit of £104 million mainly relating to an additional tax charge pertaining to the Dutch litigation following the Court of Appeal judgment received in September 2025 (described further in note 31) offset by the revaluation of deferred tax liabilities arising on trademarks recognised in the Reynolds American acquisition due to changes in U.S. state effective tax rates and the partial release of a provision for tax exposure in Indonesia.
In 2024, adjusting items in taxation included a net credit of £157 million mainly relating to Brazilian Federal Tax Authority challenges regarding the treatment of Rio de Janeiro VAT incentives (described further in note 31) and a provision for potential tax exposures in Indonesia, offset by the revaluation of deferred tax liabilities arising on trademarks recognised in the Reynolds American acquisition in 2017 due to changes in U.S. state tax rates and the reversal of a tax provision in Canada following a settlement agreement with local authorities.
In 2023, adjusting items in taxation included a net credit of £73 million relating to the revaluation of deferred tax liabilities arising on trademarks recognised in the Reynolds American acquisition in 2017 due to changes in U.S. state tax rates, the reversal of provisions for Russia tax risks and a potential clawback of tax reliefs arising on the closure of the Group's factory in Switzerland offset by a provision for potential tax exposures in the Netherlands and the tax impact in Brazil of the legal case regarding Rio de Janeiro VAT incentives (described further in note 6(k)).
(e) Tax on adjusting items
In addition, the tax on adjusting items, separated between the different categories, as per note 11, amounted to £240 million (2024: £2,049 million; 2023:
£5,415 million). The adjustment to the adjusted earnings per share (note 11) also includes £125 million (2024: £38 million; 2023: £1 million) in respect of the non-controlling interests’ share of the adjusting items net of tax.
(f) Tax on items recognised directly in other comprehensive income

	2025 £m	2024 £m	2023 £m
Current tax	(5)	(6)	(5)
Deferred tax	(8)	(18)	12
(Charged)/credited to other comprehensive income	(13)	(24)	7
(g) Tax on items recognised directly in equity
In relation to the perpetual hybrid bonds issued on 27 September 2021 (note 22(d)), tax relief of £14 million (2024: £14 million; 2023: £14 million) has been recognised, principally in relation to the coupon incurred.
(h) Global minimum tax
In December 2021, the OECD released model rules for a new global minimum corporate tax framework applicable to multinational enterprise groups with global revenues of over €750 million (Pillar Two rules). The UK substantively enacted legislation implementing these rules on 20 June 2023 and the rules apply to the Group as of 1 January 2024. The impact is shown in notes 10(a) and 10(c) above. The Group continues to review this legislation together with developing guidance. The Group is also monitoring the status of implementation of the Pillar Two rules outside of the UK to assess the potential impact.